Note 5 - Restaurant Purchases and Sales: Schedule of Business Acquisitions, by Acquisition (Details)	Feb. 28, 2015 USD ($)
Papa John's
Business Combination Recognized Identifiable Assets Acquired Cash Paid	$ 329,032
Business Combination Recognized Identifiable Assets Acquired Purchase Price	329,032
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents	1,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory	8,032
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	8,784
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	120,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	191,216
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	329,032
Green Valley Ranch
Business Combination Recognized Identifiable Assets Acquired Cash Paid	25,000
Business Combination Recognized Identifiable Assets Acquired Purchase Price	50,160
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets	4,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment	27,487
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	81,954
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets	50,160
Business Acquisition Cost Of Acquired Entity Forgiveness of Rent Payable	25,160
Business Acquisition Purchase Price Allocation Loss on Sale of Assets	$ (63,281)